Financial Instruments (Details) - Level 3 [Member] $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Statement Line Items [Line Items]
Balance as of January 1, 2019
Issuances	10,201
Exercises	(81)
Total gains recognized in profit or loss	(7,316) [1]
Balance as of June 30, 2019	$ 2,804

[1]	Under financing income and expenses.